PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost		$ 11,708	$ 11,191
Total accumulated depreciation		9,058	8,504
Depreciated cost		2,650	2,687
Depreciation expenses		554	548	$ 575
Machinery and equipment subject to operating lease [Member]
Property, Plant and Equipment [Line Items]
Total cost		374	374
Total accumulated depreciation		74	37
Factory buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost		1,989	1,989
Total accumulated depreciation		1,974	1,958
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	[1]	8,821	8,419
Total accumulated depreciation	[1]	6,658	6,144
Write-offs of property, plant and equipment		0	191	$ 0
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		657	556
Total accumulated depreciation		296	281
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		241	227
Total accumulated depreciation		$ 130	$ 121

[1]	Includes machinery at cost of $374 as of December 31, 2016 and 2015, and accumulated depreciation of $74 and $37 as of December 31, 2016 and 2015, respectively, which are under operating leases to customers.